Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 76,851	$ 76,851
Amortization of core deposit intangible assets	945	366	$ 586
Aggregate mortgage servicing rights (MSRs) amortization	$ 247	$ 126	$ 72